Investment Strategy	Feb. 28, 2026
2x Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts that trade only on an exchange registered with the CFTC (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of bitcoin for a single day. The Fund does not invest directly in bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “Bitcoin-Linked Instruments.” For purposes of this policy, “Bitcoin-Linked Instruments” means: (i) Bitcoin Futures Contracts; (ii) shares of other bitcoin-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“Bitcoin-Linked ETPs”) under the Investment Company Act of 1940 (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange-traded option contracts on shares of Bitcoin-Linked ETPs or Other Investment Companies; and (v) swap agreement transactions that reference bitcoin, Bitcoin Futures Contracts, Bitcoin-Linked ETPs, Other Investment Companies or bitcoin-referenced indexes. For purposes of the Fund’s investment objective, under normal circumstances, the Fund will use the price of bitcoin that is reflected in the next, or second to next, expiring Bitcoin Futures Contract. If the Fund invests in other Bitcoin-Linked Instruments, the value of bitcoin will be determined by an average of how bitcoin is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the BITX Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures Contracts.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin Network on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Bitcoin Futures Contracts

In order to obtain 2x daily exposure to bitcoin, the Fund intends to typically enter into cash-settled Bitcoin Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to bitcoin, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Futures Contracts may differ from that of bitcoin due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Bitcoin Futures Contracts indirectly via the BITX Subsidiary. The BITX Subsidiary and the Fund will have the same investment adviser and investment objective. The BITX Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the BITX Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the BITX Subsidiary. Furthermore, the Adviser, as the investment adviser to the BITX Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the BITX Subsidiary. The BITX Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the BITX Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the BITX Subsidiary will significantly exceed 25% of the Fund’s total assets. The BITX Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Bitcoin Futures Contracts were not readily available, the Fund would fair value its Bitcoin Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Bitcoin Futures Contracts; and comparison to other major digital asset futures; and bitcoin prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the BITX Subsidiary’s investments in Bitcoin-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to bitcoin, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when Bitcoin Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the BITX Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the BITX Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the BITX Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Bitcoin-Linked ETPs

The Fund may invest in shares of Bitcoin-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot bitcoin, and trade intra-day on a national securities exchange. Bitcoin-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the bitcoin held by the ETP. This means that the sponsor of the ETP does not sell bitcoin at times when its price is high or acquire bitcoin at low prices in the expectation of future price increases. Although the shares of a Bitcoin-Linked ETP are not the exact equivalent of a direct investment in bitcoin, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain bitcoin exposure through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Bitcoin-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of Bitcoin-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference bitcoin, Bitcoin Futures Contracts, Bitcoin-Linked ETPs, Other Investment Companies or bitcoin-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be bitcoin, Bitcoin Futures Contracts, shares of Bitcoin-Linked ETPs, shares of Other Investment Companies or bitcoin-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “Bitcoin-Linked Instruments.”
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures Contracts.
2x Ether ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Ether is a digital asset that is created and transmitted through the operations of the peer-to-peer “Ethereum Network,” a decentralized network of computers that operate on cryptographic protocols.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to ether futures contracts that trade only on an exchange registered with the CFTC (“Ether Futures Contracts”), currently the Chicago Mercantile Exchange (“CME”) and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Ether Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of ether for a single day. The Fund does not invest directly in ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts in its pursuit of seeking to produce 2x the performance of ether.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “Ether-Linked Instruments.” For purposes of this policy, “Ether-Linked Instruments” means: (i) Ether Futures Contracts; (ii) shares of other ether-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“Ether-Linked ETPs”) under the Investment Company Act of 1940 (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange-traded option contracts on shares of Ether-Linked ETPs or Other Investment Companies; and (v) swap agreement transactions that reference ether, Ether Futures Contracts, Ether-Linked ETPs, Other Investment Companies or ether-referenced indexes. For purposes of the Fund’s investment objective, under normal circumstances, the Fund will use the price of ether that is reflected in the next, or second to next, expiring Ether Futures Contract. If the Fund invests in other Ether-Linked Instruments, the value of ether will be determined by an average of how ether is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the ETHU Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to ether and/or Ether Futures Contracts.

Ether

Ether is a digital asset that is created and transmitted through the operations of the Ethereum Network. The ownership and behavior of ether is determined by participants in online, peer-to-peer networks that connect computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. The Ethereum Network is a peer-to-peer payment network that operates on a cryptographic protocol, commonly referred to as the “Ethereum Protocol.” The value of ether is not backed by any government, corporation or other identified body. Its value is determined, in part, by the supply and demand in markets created to facilitate the trading of ether. Ownership and the ability to transfer or take other actions with respect to ether is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

The Ethereum Network was originally described in a 2013 white paper by Vitalik Buterin, a programmer involved with bitcoin, with the goal of creating a global platform for decentralized applications powered by smart contracts. The formal development of the Ethereum Network began through a Swiss firm called Ethereum Switzerland GmbH in conjunction with several other entities. Subsequently, the Ethereum Foundation, a Swiss non-profit organization, was set up to oversee the protocol’s development. The Ethereum Network went live on July 30, 2015. Unlike other digital assets such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum Network. The initial 72.0 million ether were distributed as follows:

Initial Distribution: 60.0 million ether, or 83.33% of the supply, was sold to the public in a crowd sale conducted between July and August 2014 that raised approximately $18 million which was used to fund the development of the Ethereum Network.

Ethereum Foundation: 6.0 million ether, or 8.33% of the supply, was distributed to the Ethereum Foundation for operational costs.

Ethereum Developers: 3.0 million ether, or 4.17% of the supply, was distributed to developers who contributed to the Ethereum Network.

Developer Purchase Program: 3.0 million ether, or 4.17% of the supply, was distributed to members of the Ethereum Foundation to purchase at the initial crowd sale price.

Following the launch of the Ethereum Network, ether supply initially increased through a progressive mining process. Following the introduction of EIP-1559, described below, ether supply and issuance rate varies based on factors such as recent use of the network. Coinciding with the network launch, it was decided that EthSuisse would be dissolved, designating the Ethereum Foundation as the sole organization dedicated to protocol development. Historically and continuing through the present, the development of the source code of the Ethereum Protocol has been overseen by the Ethereum Foundation and the core developers. The core developers evolve over time, largely based on self-determined participation. The Ethereum Network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum Network; users of the Ethereum Network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Ether may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Ether may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept ether as a form of payment in the United States and foreign markets, there is relatively limited use of ether for commercial and retail payments. Similarly, ether may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although it has experienced significant periods of price volatility.

The value of ether is determined by the value that various market participants place on ether through their transactions. Price discovery occurs through secondary market trading on ether trading platforms, over-the-counter trading desks and direct peer-to-peer payments. Many digital asset trading platforms are open 24 hours a day, 7 days a week. Digital asset trading platforms and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across trading platforms order books which has resulted in periods of high volatility and price divergence among trading platforms. In addition, during high volatility periods, in addition to price divergences, some ether trading platforms have experienced issues related to account access and trade execution.

Ether Futures Contracts

In order to obtain 2x daily exposure to the performance of ether, the Fund intends to typically enter into cash-settled Ether Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x exposure to the performance of ether, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Ether Futures Contracts may differ from that of ether due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Ether Futures Contracts indirectly via the ETHU Subsidiary. The ETHU Subsidiary and the Fund will have the same investment adviser and investment objective. The ETHU Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the ETHU Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the ETHU Subsidiary. Furthermore, the Adviser, as the investment adviser to the ETHU Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the ETHU Subsidiary. The ETHU Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the ETHU Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the ETHU Subsidiary will significantly exceed 25% of the Fund’s total assets. The ETHU Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Ether Futures Contracts were not readily available, the Fund would fair value its Ether Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Ether Futures Contracts; and comparison to other major digital asset futures; and ether prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the ETHU Subsidiary’s investments in Ether-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to ether, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when Ether Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the ETHU Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the ETHU Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the ETHU Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Ether-Linked ETPs

The Fund may invest in shares of Ether-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot ether, and trade intra-day on a national securities exchange. Ether-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the ether held by the ETP. This means that the sponsor of the ETP does not sell ether at times when its price is high or acquire ether at low prices in the expectation of future price increases. Although the shares of an Ether-Linked ETP are not the exact equivalent of a direct investment in ether, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain ether exposure through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Ether-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of Ether-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference ether, Ether Futures Contracts, Ether-Linked ETPs, Other Investment Companies or ether-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be ether, Ether Futures Contracts, shares of Ether-Linked ETPs, shares of Other Investment Companies or ether-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “Ether-Linked Instruments.”
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to ether and/or Ether Futures Contracts.
Solana ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer network (the “Solana Network”), a decentralized network of computers that operates on cryptographic protocols.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts that trade only on an exchange registered with the CFTC (“SOL Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in SOL Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to participate in 100% of the returns of SOL. The Fund does not invest directly in SOL. Instead, the Fund seeks to benefit from increases in the price of SOL Futures Contracts.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “SOL-Linked Instruments.” For purposes of this policy, “SOL-Linked Instruments” means: (i) SOL Futures Contracts; (ii) shares of other SOL-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“SOL-Linked ETPs”) under the Investment Company Act of 1940 (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange-traded option contracts on shares of SOL-Linked ETPs or Other Investment Companies; and (v) swap agreement transactions that reference SOL, SOL Futures Contracts, SOL-Linked ETPs, Other Investment Companies or SOL-referenced indexes. For purposes of the Fund’s investment objective, under normal circumstances, the Fund will use the price of SOL that is reflected in the next, or second to next, expiring SOL Futures Contract. If the Fund invests in other SOL-Linked Instruments, the value of SOL will be determined by an average of how SOL is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the SOLZ Subsidiary (defined below) is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. The Fund expects to gain exposure to SOL by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “SOLZ Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to the SOLZ Subsidiary on or around the end of each of the Fund’s fiscal quarter ends, which it will do via investing in certain other investments described below. During these periods, the Fund may not achieve its investment objective.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SOL and/or SOL Futures Contracts.

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the Solana Network. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network, like the Ethereum network, is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

The price of SOL has historically shown a correlation with meme coin activity on its blockchain. While not entirely dependent, meme coin trends have significantly influenced SOL’s price movements in recent times. During the meme coin frenzy in early 2025, SOL hit an all-time high of $294, with over $50 billion in trading volume over a single weekend. Surges in meme coin activity have led to increased network usage, as SOL is used to pay fees for transactions involving other tokens on the Solana blockchain. In February 2025, after reaching a peak of $294 in January, SOL experienced a 60% price drop as the meme coin hype cooled down. However, it’s important to note that while meme coins seem to have had a significant impact of the value of SOL, other factors also influence SOL’s price, such as overall market conditions, technological developments, and regulatory changes. As well, the long-term sustainability of this relationship between meme coins and SOL’s price remains uncertain.

As of May 31, 2026, approximately 579 million SOL tokens are in circulation, with a total supply of around 628 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

SOL Futures Contracts

In order to obtain exposure to SOL, the Fund intends to typically enter into cash-settled SOL Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to SOL, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s SOL Futures Contracts may differ from that of SOL due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in SOL Futures Contracts indirectly via the SOLZ Subsidiary. The SOLZ Subsidiary and the Fund will have the same investment adviser and investment objective. The SOLZ Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the SOLZ Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the SOLZ Subsidiary. Furthermore, the Adviser, as the investment adviser to the SOLZ Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the SOLZ Subsidiary. The SOLZ Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the SOLZ Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the SOLZ Subsidiary will significantly exceed 25% of the Fund’s total assets. The SOLZ Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for SOL Futures Contracts were not readily available, the Fund would fair value its SOL Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in SOL Futures Contracts; and comparison to other major digital asset futures; and SOL prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the SOLZ Subsidiary’s investments in SOL-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its sought after exposure to SOL, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when SOL Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the SOLZ Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the SOLZ Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the SOLZ Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

SOL-Linked ETPs

The Fund may invest in shares of SOL-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot SOL, and trade intra-day on a national securities exchange. SOL-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the SOL held by the ETP. This means that the sponsor of the ETP does not sell SOL at times when its price is high or acquire SOL at low prices in the expectation of future price increases. Although the shares of a SOL-Linked ETP are not the exact equivalent of a direct investment in SOL, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain SOL exposure through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of SOL-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of SOL-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference SOL, SOL Futures Contracts, SOL-Linked ETPs, Other Investment Companies or SOL-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be SOL, SOL Futures Contracts, shares of SOL-Linked ETPs, shares of Other Investment Companies or SOL-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “SOL-Linked Instruments.”
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SOL and/or SOL Futures Contracts.
2x Solana ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer network (the “Solana Network”), a decentralized network of computers that operates on cryptographic protocols.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts that trade only on an exchange registered with the CFTC (“SOL Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in SOL Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of SOL for a single day. The Fund does not invest directly in SOL. Instead, the Fund seeks to benefit from increases in the price of SOL Futures Contracts for a single day.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “SOL-Linked Instruments.” For purposes of this policy, “SOL-Linked Instruments” means: (i) SOL Futures Contracts; (ii) shares of other SOL-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“SOL-Linked ETPs”) under the Investment Company Act of 1940 (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange-traded option contracts on shares of SOL-Linked ETPs or Other Investment Companies; and (v) swap agreement transactions that reference SOL, SOL Futures Contracts, SOL-Linked ETPs, Other Investment Companies or SOL-referenced indexes. For purposes of the Fund’s investment objective, under normal circumstances, the Fund will use the price of SOL that is reflected in the next, or second to next, expiring SOL Futures Contract. If the Fund invests in other SOL-Linked Instruments, the value of SOL will be determined by an average of how SOL is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the SOLT Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SOL and/or SOL Futures Contracts.

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the Solana Network. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network, like the Ethereum network, is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

The price of SOL has historically shown a correlation with meme coin activity on its blockchain. While not entirely dependent, meme coin trends have significantly influenced SOL’s price movements in recent times. During the meme coin frenzy in early 2025, SOL hit an all-time high of $294, with over $50 billion in trading volume over a single weekend. Surges in meme coin activity have led to increased network usage, as SOL is used to pay fees for transactions involving other tokens on the Solana blockchain. In February 2025, after reaching a peak of $294 in January, SOL experienced a 60% price drop as the meme coin hype cooled down. However, it’s important to note that while meme coins seem to have had a significant impact of the value of SOL, other factors also influence SOL’s price, such as overall market conditions, technological developments, and regulatory changes. As well, the long-term sustainability of this relationship between meme coins and SOL’s price remains uncertain.

As of May 31, 2026, approximately 579 million SOL tokens are in circulation, with a total supply of around 628 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

SOL Futures Contracts

In order to obtain 2x daily exposure to SOL, the Fund intends to typically enter into cash-settled SOL Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to SOL, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s SOL Futures Contracts may differ from that of SOL due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in SOL Futures Contracts indirectly via the SOLT Subsidiary. The SOLT Subsidiary and the Fund will have the same investment adviser and investment objective. The SOLT Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the SOLT Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the SOLT Subsidiary. Furthermore, the Adviser, as the investment adviser to the SOLT Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the SOLT Subsidiary. The SOLT Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the SOLT Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the SOLT Subsidiary will significantly exceed 25% of the Fund’s total assets. The SOLT Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for SOL Futures Contracts were not readily available, the Fund would fair value its SOL Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in SOL Futures Contracts; and comparison to other major digital asset futures; and SOL prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the SOLT Subsidiary’s investments in SOL-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to SOL, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when SOL Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the SOLT Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the SOLT Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the SOLT Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

SOL-Linked ETPs

The Fund may invest in shares of SOL-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot SOL, and trade intra-day on a national securities exchange. SOL-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the SOL held by the ETP. This means that the sponsor of the ETP does not sell SOL at times when its price is high or acquire SOL at low prices in the expectation of future price increases. Although the shares of a SOL-Linked ETP are not the exact equivalent of a direct investment in SOL, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain SOL exposure through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of SOL-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of SOL-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference SOL, SOL Futures Contracts, SOL-Linked ETPs, Other Investment Companies or SOL-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be SOL, SOL Futures Contracts, shares of SOL-Linked ETPs, shares of Other Investment Companies or SOL-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “SOL-Linked Instruments.”
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SOL and/or SOL Futures Contracts.
XRP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

XRP is a digital asset that is created and transmitted through the operations of the “XRP Ledger,” a decentralized and public ledger upon which XRP transactions are processed and settled.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to XRP futures contracts that trade only on an exchange registered with the CFTC (“XRP Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to participate in 100% of the returns of XRP. The Fund does not invest directly in XRP. Instead, the Fund seeks to benefit from increases in the price of XRP Futures Contracts.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “XRP-Linked Instruments.” For purposes of this policy, “XRP-Linked Instruments” means: (i) XRP Futures Contracts; (ii) shares of other XRP-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“XRP-Linked ETPs”) under the Investment Company Act of 1940 (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange-traded option contracts on shares of XRP-Linked ETPs or Other Investment Companies; and (v) swap agreement transactions that reference XRP, XRP Futures Contracts, XRP-Linked ETPs, Other Investment Companies or XRP-referenced indexes. For purposes of the Fund’s investment objective, under normal circumstances, the Fund will use the price of XRP that is reflected in the next, or second to next, expiring XRP Futures Contract. If the Fund invests in other XRP-Linked Instruments, the value of XRP will be determined by an average of how XRP is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the XRPI Subsidiary (defined below) is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. The Fund expects to gain exposure to XRP by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “XRPI Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to the XRPI Subsidiary on or around the end of each of the Fund’s fiscal quarter ends, which it will do via investing in certain other investments described below. During these periods, the Fund may not achieve its investment objective.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to XRP and/or XRP Futures Contracts.

The XRP Ledger and XRP

XRP is a digital asset that is created and transmitted through the operations of the XRP Ledger, a decentralized ledger upon which XRP transactions are processed and settled. The XRP Ledger is a shared public ledger, similar to the Bitcoin network. However, the XRP Ledger differentiates itself from other digital asset networks in that its stated primary function is transactional utility, not store of value. The XRP Ledger is designed to be a global real-time payment and settlement system. XRP can be used to pay for goods and services or it can be converted to fiat currencies, such as the U.S. dollar. As a result, the XRP Ledger and XRP aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.

Unlike a centralized system, no single entity controls the XRP Ledger. Instead, a network of independent nodes validates transactions pursuant to a consensus-based algorithm (the “Consensus-Based Mechanism”). It is this mechanism, as opposed to the proof-of-work mechanism utilized by the Bitcoin blockchain, that allows the XRP Ledger to be fast, energy-efficient and scalable, and therefore suitable for its most prominent use case, the facilitation of cross-border financial transactions. Proponents of this Consensus-Based Mechanism often cite several key advantages it offers. The first is near-instantaneous settlement of transactions, which normally occurs within 3 – 5 seconds. The second is energy efficiency. Unlike proof-of-work systems, which require massive computational power to secure the network, the Consensus-Based Mechanism is relatively light in terms of energy usage, as it relies on trusted validators rather than mining. A third advantage is scalability. The XRP Ledger can handle up to 1,500 transactions per second, far more than the Bitcoin or Ethereum blockchain. This makes the XRP Ledger an attractive option for high-volume use cases, such as cross-border payments. Lastly, because validators do not need to spend resources on mining, transaction fees are extremely low (typically a fraction of a cent per transaction).

Transactions are validated on the XRP Ledger by a network of independent validator nodes. These nodes do not mine new blocks but participate in a consensus process to ensure that transactions are valid and correctly ordered on the XRP Ledger. Any node can be a validator, but for practical purposes, the XRP Ledger depends on a list of trusted validators known as the Unique Node List or “UNL.” Validators are entities (which can be individuals, institutions, or other organizations) that run nodes to participate in the consensus process. These validators ensure the integrity and accuracy of the ledger. Each node in the network maintains a Unique Node List — a list of other validators that the node trusts to reliably validate transactions. The XRP Ledger’s decentralized architecture means that different nodes may maintain different UNLs, but there needs to be some overlap in the UNLs for the consensus mechanism to work effectively.

A transaction on the XRP Ledger begins when a user submits a transaction to the XRP Ledger network. The submitted transaction is broadcast to all validator nodes. Validators do not immediately confirm transactions as final; instead, they go through a process of reaching consensus on which transactions should be included in the next ledger version. Each validator collects incoming transactions into a proposed ledger, called a candidate ledger, and then exchanges their proposed candidate ledgers (also known as proposals) with other validators. The actual consensus process happens over several rounds. In each round, validators attempt to come to an agreement on which transactions should be included in the next ledger version. In each round, validators examine the transactions in the proposed ledger from the previous round and compare it to the proposals from other validators in their UNL. If the validator sees that a supermajority (typically 80% of validators) of trusted validators have proposed the same set of transactions, the validator updates its proposal to align with the majority. After a few rounds of exchanging proposals, when a supermajority (typically 80%) of validators have agreed on the same set of transactions, that version of the ledger is considered valid. All participating validators then update their copy of the ledger with the new, agreed-upon transactions. The final ledger version is broadcast to all nodes, and it becomes the new “official” state of the ledger.

Development and maintenance of the source code for the XRP Ledger is largely driven by a community of developers and contributors. Ripple Labs is influential, for example, as it employs a team of engineers and developers who contribute significantly to the core codebase of the XRP Ledger. The XRP Ledger Foundation is also influential as it relates to the development and governance of the XRP Ledger. The XRP Ledger Foundation is an independent organization established to support the development and adoption of the XRP Ledger.

The XRP Ledger has historically maintained high availability but has experienced notable disruptions. On February 4, 2025, the XRP Ledger experienced an unexpected halt in block production for approximately 64 minutes. During that time no new ledgers were validated, temporarily pausing all transactions. On November 25, 2024, the XRP Ledger faced a disruption of approximately 10 minutes when several nodes crashed and restarted simultaneously, briefly halting transaction processing. No asset losses have occurred during these incidents, and built-in safety protocols ensured network recovery in both cases.

Unlike other digital assets such as bitcoin or ether, XRP was not and is not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today was generated from the outset, without the need for a mining process. Of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs retained 20 billion XRP and the rest, nearly 80 billion XRP, was provided to Ripple Labs. In 2017, Ripple Labs introduced an escrow mechanism to control the release of its XRP holdings. Under this mechanism, Ripple Labs placed 55 billion XRP (55% of the total supply) into a series of time-locked escrow accounts that release 1 billion XRP per month over 55 months.

XRP Futures Contracts

In order to obtain exposure to XRP, the Fund intends to typically enter into cash-settled XRP Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to XRP, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s XRP Futures Contracts may differ from that of XRP due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in XRP Futures Contracts indirectly via the XRPI Subsidiary. The XRPI Subsidiary and the Fund will have the same investment adviser and investment objective. The XRPI Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the XRPI Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the XRPI Subsidiary. Furthermore, the Adviser, as the investment adviser to the XRPI Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the XRPI Subsidiary. The XRPI Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the XRPI Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the XRPI Subsidiary will significantly exceed 25% of the Fund’s total assets. The XRPI Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for XRP Futures Contracts were not readily available, the Fund would fair value its XRP Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in XRP Futures Contracts; and comparison to other major digital asset futures; and XRP prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the XRPI Subsidiary’s investments in XRP-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its sought after exposure to XRP, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when XRP Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the XRPI Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the XRPI Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the XRPI Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

XRP-Linked ETPs

The Fund may invest in shares of XRP-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot XRP, and trade intra-day on a national securities exchange. XRP-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the XRP held by the ETP. This means that the sponsor of the ETP does not sell XRP at times when its price is high or acquire XRP at low prices in the expectation of future price increases. Although the shares of an XRP-Linked ETP are not the exact equivalent of a direct investment in XRP, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain XRP exposure through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of XRP-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of XRP-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference XRP, XRP Futures Contracts, XRP-Linked ETPs, Other Investment Companies or XRP-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be XRP, XRP Futures Contracts, shares of XRP-Linked ETPs, shares of Other Investment Companies or XRP-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “XRP-Linked Instruments.”
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to XRP and/or XRP Futures Contracts.
2x XRP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

XRP is a digital asset that is created and transmitted through the operations of the “XRP Ledger,” a decentralized and public ledger upon which XRP transactions are processed and settled.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to XRP futures contracts that trade only on an exchange registered with the CFTC (“XRP Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of XRP for a single day. The Fund does not invest directly in XRP. Instead, the Fund seeks to benefit from increases in the price of XRP Futures Contracts for a single day.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “XRP-Linked Instruments.” For purposes of this policy, “XRP-Linked Instruments” means: (i) XRP Futures Contracts; (ii) shares of other XRP-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“XRP-Linked ETPs”) under the Investment Company Act of 1940 (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange-traded option contracts on shares of XRP-Linked ETPs or Other Investment Companies; and (v) swap agreement transactions that reference XRP, XRP Futures Contracts, XRP-Linked ETPs, Other Investment Companies or XRP-referenced indexes. For purposes of the Fund’s investment objective, under normal circumstances, the Fund will use the price of XRP that is reflected in the next, or second to next, expiring XRP Futures Contract. If the Fund invests in other XRP-Linked Instruments, the value of XRP will be determined by an average of how XRP is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the XRPT Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to XRP and/or XRP Futures Contracts.

The XRP Ledger and XRP

XRP is a digital asset that is created and transmitted through the operations of the XRP Ledger, a decentralized ledger upon which XRP transactions are processed and settled. The XRP Ledger is a shared public ledger, similar to the Bitcoin network. However, the XRP Ledger differentiates itself from other digital asset networks in that its stated primary function is transactional utility, not store of value. The XRP Ledger is designed to be a global real-time payment and settlement system. XRP can be used to pay for goods and services or it can be converted to fiat currencies, such as the U.S. dollar. As a result, the XRP Ledger and XRP aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.

Unlike a centralized system, no single entity controls the XRP Ledger. Instead, a network of independent nodes validates transactions pursuant to a consensus-based algorithm (the “Consensus-Based Mechanism”). It is this mechanism, as opposed to the proof-of-work mechanism utilized by the Bitcoin blockchain, that allows the XRP Ledger to be fast, energy-efficient and scalable, and therefore suitable for its most prominent use case, the facilitation of cross-border financial transactions. Proponents of this Consensus-Based Mechanism often cite several key advantages it offers. The first is near-instantaneous settlement of transactions, which normally occurs within 3 – 5 seconds. The second is energy efficiency. Unlike proof-of-work systems, which require massive computational power to secure the network, the Consensus-Based Mechanism is relatively light in terms of energy usage, as it relies on trusted validators rather than mining. A third advantage is scalability. The XRP Ledger can handle up to 1,500 transactions per second, far more than the Bitcoin or Ethereum blockchain. This makes the XRP Ledger an attractive option for high-volume use cases, such as cross-border payments. Lastly, because validators do not need to spend resources on mining, transaction fees are extremely low (typically a fraction of a cent per transaction).

Transactions are validated on the XRP Ledger by a network of independent validator nodes. These nodes do not mine new blocks but participate in a consensus process to ensure that transactions are valid and correctly ordered on the XRP Ledger. Any node can be a validator, but for practical purposes, the XRP Ledger depends on a list of trusted validators known as the Unique Node List or “UNL.” Validators are entities (which can be individuals, institutions, or other organizations) that run nodes to participate in the consensus process. These validators ensure the integrity and accuracy of the ledger. Each node in the network maintains a Unique Node List — a list of other validators that the node trusts to reliably validate transactions. The XRP Ledger’s decentralized architecture means that different nodes may maintain different UNLs, but there needs to be some overlap in the UNLs for the consensus mechanism to work effectively.

A transaction on the XRP Ledger begins when a user submits a transaction to the XRP Ledger network. The submitted transaction is broadcast to all validator nodes. Validators do not immediately confirm transactions as final; instead, they go through a process of reaching consensus on which transactions should be included in the next ledger version. Each validator collects incoming transactions into a proposed ledger, called a candidate ledger, and then exchanges their proposed candidate ledgers (also known as proposals) with other validators. The actual consensus process happens over several rounds. In each round, validators attempt to come to an agreement on which transactions should be included in the next ledger version. In each round, validators examine the transactions in the proposed ledger from the previous round and compare it to the proposals from other validators in their UNL. If the validator sees that a supermajority (typically 80% of validators) of trusted validators have proposed the same set of transactions, the validator updates its proposal to align with the majority. After a few rounds of exchanging proposals, when a supermajority (typically 80%) of validators have agreed on the same set of transactions, that version of the ledger is considered valid. All participating validators then update their copy of the ledger with the new, agreed-upon transactions. The final ledger version is broadcast to all nodes, and it becomes the new “official” state of the ledger.

Development and maintenance of the source code for the XRP Ledger is largely driven by a community of developers and contributors. Ripple Labs is influential, for example, as it employs a team of engineers and developers who contribute significantly to the core codebase of the XRP Ledger. The XRP Ledger Foundation is also influential as it relates to the development and governance of the XRP Ledger. The XRP Ledger Foundation is an independent organization established to support the development and adoption of the XRP Ledger.

The XRP Ledger has historically maintained high availability but has experienced notable disruptions. On February 4, 2025, the XRP Ledger experienced an unexpected halt in block production for approximately 64 minutes. During that time no new ledgers were validated, temporarily pausing all transactions. On November 25, 2024, the XRP Ledger faced a disruption of approximately 10 minutes when several nodes crashed and restarted simultaneously, briefly halting transaction processing. No asset losses have occurred during these incidents, and built-in safety protocols ensured network recovery in both cases.

Unlike other digital assets such as bitcoin or ether, XRP was not and is not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today was generated from the outset, without the need for a mining process. Of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs retained 20 billion XRP and the rest, nearly 80 billion XRP, was provided to Ripple Labs. In 2017, Ripple Labs introduced an escrow mechanism to control the release of its XRP holdings. Under this mechanism, Ripple Labs placed 55 billion XRP (55% of the total supply) into a series of time-locked escrow accounts that release 1 billion XRP per month over 55 months.

XRP Futures Contracts

In order to obtain 2x daily exposure to XRP, the Fund intends to typically enter into cash-settled XRP Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to XRP, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s XRP Futures Contracts may differ from that of XRP due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in XRP Futures Contracts indirectly via the XRPT Subsidiary. The XRPT Subsidiary and the Fund will have the same investment adviser and investment objective. The XRPT Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the XRPT Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the XRPT Subsidiary. Furthermore, the Adviser, as the investment adviser to the XRPT Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the XRPT Subsidiary. The XRPT Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the XRPT Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the XRPT Subsidiary will significantly exceed 25% of the Fund’s total assets. The XRPT Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for XRP Futures Contracts were not readily available, the Fund would fair value its XRP Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in XRP Futures Contracts; and comparison to other major digital asset futures; and XRP prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the XRPT Subsidiary’s investments in XRP-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to XRP, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when XRP Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the XRPT Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the XRPT Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the XRPT Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

XRP-Linked ETPs

The Fund may invest in shares of XRP-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot XRP, and trade intra-day on a national securities exchange. XRP-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the XRP held by the ETP. This means that the sponsor of the ETP does not sell XRP at times when its price is high or acquire XRP at low prices in the expectation of future price increases. Although the shares of an XRP-Linked ETP are not the exact equivalent of a direct investment in XRP, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain XRP exposure through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of XRP-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of XRP-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference XRP, XRP Futures Contracts, XRP-Linked ETPs, Other Investment Companies or XRP-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be XRP, XRP Futures Contracts, shares of XRP-Linked ETPs, shares of Other Investment Companies or XRP-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in “XRP-Linked Instruments.”
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to XRP and/or XRP Futures Contracts.
Volatility Premium Plus ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

“Volatility Premium” or “roll yield” occurs when a party closes out a short position on an expiring futures contract and opens a new short position in the next futures contract; the price difference (if the new contract is more expensive) results in a gain (i.e., selling a futures contract at a higher price and buying futures back at a lower price).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to short positions on futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in VIX Futures Contracts (“Collateral Investments”). The Fund does not invest directly in the VIX, which is an uninvestable index. Instead, the Fund seeks to benefit from rolling short positions on VIX Futures Contracts to produce Volatility Premium and achieve its investment objective.

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund’s net assets (plus the amount of any borrowing for investment purposes) to VIX Futures Contracts. The Fund will invest in VIX Futures Contracts and other “VIX-Linked Instruments,” which means: (i) shares of other VIX-linked exchange-traded products registered under the Securities Act of 1933 (the “1933 Act”), but not registered as investment companies (“VIX-Linked ETPs”) under the 1940 Act; (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange-traded option contracts on shares of VIX-Linked ETPs or Other Investment Companies; and (iv) swap agreement transactions that reference VIX, VIX Futures Contracts, VIX-Linked ETPs, Other Investment Companies or VIX-referenced indexes. The Fund will invest in VIX Futures Contracts, VIX-Linked Instruments, and Collateral Investments that, in combination, seek to achieve the Fund’s investment objective.

The investment adviser to the Fund and the ZVOL Subsidiary (defined below) is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. The Fund expects to gain exposure to the VIX by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “ZVOL Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to the ZVOL Subsidiary on or around the end of each of the Fund’s fiscal quarter ends, which it will do via investing in certain other investments described below. During these periods, the Fund may not achieve its investment objective. The Fund intends to declare and pay a monthly dividend, which may consist of net investment income, net realized short-term capital gains, and return of capital. Distributions of long-term capital gains, if any, are declared and paid annually.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except to the extent the VIX is concentrated in any industry or group of identified industries.

The VIX

The VIX is a non-investable index that measures the implied volatility (a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) over the next 30 days) of the S&P 500 Index (the “S&P 500”) over 30 days in the future. The S&P 500 measures large-cap U.S. stock market performance and is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected by the S&P U.S. Index Committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. Only common stocks of U.S. companies are eligible for inclusion in the S&P 500. The S&P 500 is reconstituted annually and rebalances quarterly. The S&P 500 is published by S&P Dow Jones Indices. The S&P U.S. Index Committee considers sector balance, as measured by a comparison against each GICS sector weight with its weight against the broader index universe in selecting companies for the S&P 500. The S&P 500 does not include the 500 largest publicly traded companies. The S&P U.S. Index Committee may from time to time, in its sole discretion, add companies to, or delete companies from, the S&P 500.

The VIX does not represent the actual volatility of the S&P 500. Unlike many indexes, the VIX is not an investable index. The VIX is calculated based on the prices of certain put and call options on the S&P 500. The VIX is reflective of the premium paid by investors for certain options linked to the level of the S&P 500.

• During periods of rising investor uncertainty, including periods of market instability, the implied level of volatility of the S&P 500 typically increases and, consequently, the prices of options linked to the S&P 500 typically increase (assuming all other relevant factors remain constant or have negligible changes). This, in turn, causes the level of the VIX to increase.

• During periods of declining investor uncertainty, the implied level of volatility of the S&P 500 typically decreases and, consequently, the prices of options linked to the S&P 500 typically decrease (assuming all other relevant factors remain constant or have negligible changes). This, in turn, causes the level of the VIX to decrease.

Volatility, and the level of the VIX, can increase (or decrease) without warning. The VIX was developed by the CBOE and is calculated, maintained, and published by the CBOE. The CBOE may change the methodology used to determine the VIX and has no obligation to continue to publish, and may discontinue the publication of, the VIX. The VIX is reported by Bloomberg Finance L.P. under the ticker symbol “VIX.”

VIX Futures Contracts

VIX Futures Contracts give investors access to tradable S&P 500 volatility by providing a way to take a view on future values of the VIX. The price at which a VIX Futures Contract trades reflects the market’s view of the value of the VIX on the expiration date of the VIX Futures Contract. Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts. The number and type of these contracts will naturally change as the Fund rolls its short positions in such contracts. The Fund intends to distribute the premiums obtained through its rolling of futures contracts, if any, by declaring and paying a monthly dividend.

In order to obtain exposure to VIX, the Fund intends to typically enter into cash-settled VIX Futures Contracts as the “seller,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the seller if the price of a futures contract goes down, and the seller pays cash to the counterparty if the price of the futures contract goes up. In order to maintain its sought-after exposure to VIX, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. If the VIX futures market is in contango, the Fund benefits from rolling its short positions to new VIX Futures Contracts as the existing VIX Futures Contracts approach expiration through the Volatility Premium. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling futures contracts that are in backwardation, the Fund will close its position by buying the shorter term contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. The presence of backwardation will adversely affect the performance of the Fund. Further, the returns of the Fund’s VIX Futures Contracts may differ from that of VIX due to the divergence in the prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in VIX Futures Contracts indirectly via the ZVOL Subsidiary. The ZVOL Subsidiary and the Fund will have the same investment adviser and investment objective. The ZVOL Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the ZVOL Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the ZVOL Subsidiary. Furthermore, the Adviser, as the investment adviser to the ZVOL Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the ZVOL Subsidiary. The ZVOL Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the ZVOL Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the ZVOL Subsidiary will significantly exceed 25% of the Fund’s total assets. The ZVOL Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for VIX Futures Contracts were not readily available, the Fund would fair value its VIX Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in VIX Futures Contracts. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the ZVOL Subsidiary’s investments in VIX-Linked Instruments. The Fund expects that it will be primarily engaged in investing and reinvesting its assets in “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund seek to provide its investment objective, maintain its tax status as a regulated investment company on days in and around quarter-end, meet its investment objective when VIX Futures Contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the ZVOL Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”), or if it does, the Fund will seek to avail itself of a permissible cure period or any number of exceptions to the Asset Diversification Test. At other times of the year, the Fund’s investments in the ZVOL Subsidiary are expected to significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the ZVOL Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

VIX-Linked ETPs

The Fund may invest in shares of VIX-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that obtain VIX-linked exposure. The VIX-Linked ETPs in which the Fund may invest include ETPs for which the Adviser serves as sponsor. The Adviser may be subject to potential conflicts of interest because the Fund will incur additional expenses from such investments, bearing its share of that VIX-Linked ETP’s expenses while also paying its own management fees and brokerage and other trading costs.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of VIX-Linked ETPs or Other Investment Companies

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of VIX-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference VIX, VIX Futures Contracts, VIX-Linked ETPs, Other Investment Companies or VIX-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be VIX, VIX Futures Contracts, shares of VIX-Linked ETPs, shares of Other Investment Companies or VIX-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund’s net assets (plus the amount of any borrowing for investment purposes) to VIX Futures Contracts.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except to the extent the VIX is concentrated in any industry or group of identified industries.